JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Airlines — 0.7%
Alaska Air Group, Inc. *	901	62,347

Auto Components — 1.3%
LCI Industries	831	109,973

Automobiles — 0.9%
Thor Industries, Inc.	576	77,665

Banks — 9.8%
BankUnited, Inc.	2,240	98,437
Commerce Bancshares, Inc.	990	75,869
Cullen/Frost Bankers, Inc. (a)	657	71,412
First Financial Bancorp (a)	2,762	66,278
First Hawaiian, Inc.	2,847	77,933
First Horizon Corp.	7,645	129,276
Signature Bank	397	89,780
Western Alliance Bancorp	1,174	110,871
Wintrust Financial Corp.	1,333	101,023

		820,879

Beverages — 1.0%
Primo Water Corp.	5,440	88,455

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	281	26,973
Hayward Holdings, Inc. * (a)	3,349	56,531

		83,504

Capital Markets — 5.3%
AssetMark Financial Holdings, Inc. *	1,465	34,203
Focus Financial Partners, Inc., Class A *	1,910	79,481
Lazard Ltd., Class A	2,639	114,822
Moelis & Co., Class A	1,583	86,872
Morningstar, Inc.	383	86,171
StepStone Group, Inc., Class A	1,463	51,599

		453,148

Chemicals — 2.5%
GCP Applied Technologies, Inc. *	2,321	56,954
PQ Group Holdings, Inc.	2,927	48,875
Quaker Chemical Corp. (a)	426	103,743

		209,572

Commercial Services & Supplies — 7.0%
Brady Corp., Class A	1,494	79,840
Casella Waste Systems, Inc., Class A *	1,460	92,838
Driven Brands Holdings, Inc. *	2,175	55,288
IAA, Inc. *	2,013	110,972
MSA Safety, Inc.	826	123,935
Stericycle, Inc. *	1,176	79,377
UniFirst Corp.	221	49,503

		591,753

Construction & Engineering — 1.9%
WillScot Mobile Mini Holdings Corp. *	5,697	158,081

Containers & Packaging — 3.1%
AptarGroup, Inc.	1,421	201,308
Crown Holdings, Inc.	260	25,230
Pactiv Evergreen, Inc. (a)	2,861	39,313

		265,851

Distributors — 0.2%
Pool Corp.	57	19,745

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	453	77,731

Electric Utilities — 1.0%
Portland General Electric Co.	1,751	83,109

Electronic Equipment, Instruments & Components — 2.3%
Badger Meter, Inc. (a)	573	53,374
nLight, Inc. *	2,106	68,233
Novanta, Inc. * (a)	580	76,519

		198,126

Equity Real Estate Investment Trusts (REITs) — 6.2%
American Campus Communities, Inc.	1,543	66,632
CubeSmart	2,919	110,434
EastGroup Properties, Inc.	900	128,891
National Retail Properties, Inc.	2,200	96,952
Outfront Media, Inc. *	3,600	78,597
Ryman Hospitality Properties, Inc. *	574	44,505

		526,011

Food & Staples Retailing — 4.9%
BJ’s Wholesale Club Holdings, Inc. * (a)	2,856	128,104
Casey’s General Stores, Inc.	429	92,786
Performance Food Group Co. *	3,399	195,789

		416,679

Health Care Equipment & Supplies — 3.6%
Cantel Medical Corp. *	823	65,688
Envista Holdings Corp. * (a)	1,927	78,630
ICU Medical, Inc. *	515	105,887
Ortho Clinical Diagnostics Holdings plc * (a)	2,739	52,858

		303,063

Health Care Providers & Services — 7.0%
Chemed Corp.	195	89,451
Covetrus, Inc. *	2,472	74,078
Encompass Health Corp.	1,739	142,456
HealthEquity, Inc. *	1,210	82,255
Molina Healthcare, Inc. *	332	77,724
Premier, Inc., Class A	1,821	61,633
Progyny, Inc. *	1,465	65,227

		592,824

Health Care Technology — 0.5%
Certara, Inc. * (a)	1,657	45,243

Hotels, Restaurants & Leisure — 2.0%
Monarch Casino & Resort, Inc. *	509	30,886
Planet Fitness, Inc., Class A *	735	56,780
Wendy’s Co. (The)	3,942	79,871

		167,537

Insurance — 3.2%
Kinsale Capital Group, Inc.	583	96,116
RLI Corp.	1,018	113,610
Selectquote, Inc. * (a)	2,000	59,011

		268,737

IT Services — 1.4%
WEX, Inc. *	570	119,166

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leisure Products — 2.4%
Acushnet Holdings Corp.	1,600	66,143
Brunswick Corp.	1,408	134,238

		200,381

Life Sciences Tools & Services — 1.3%
Syneos Health, Inc. *	1,468	111,379

Machinery — 9.8%
Altra Industrial Motion Corp.	1,457	80,596
Douglas Dynamics, Inc.	996	45,959
Gates Industrial Corp. plc *	3,042	48,646
Lincoln Electric Holdings, Inc.	1,116	137,175
Nordson Corp.	177	35,116
RBC Bearings, Inc. *	653	128,433
Toro Co. (The)	1,765	182,091
Welbilt, Inc. *	3,474	56,458
Woodward, Inc.	876	105,628

		820,102

Multi-Utilities — 1.1%
NorthWestern Corp.	1,490	97,158

Pharmaceuticals — 0.1%
Catalent, Inc. *	101	10,635

Real Estate Management & Development — 0.9%
Cushman & Wakefield plc * (a)	4,797	78,283

Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc.	2,053	98,720
Landstar System, Inc.	507	83,663

		182,383

Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan) *	1,786	45,264
CMC Materials, Inc.	687	121,462
Power Integrations, Inc.	1,421	115,783

		282,509

Software — 5.7%
Aspen Technology, Inc. *	630	90,911
Bentley Systems, Inc., Class B (a)	486	22,798
Duck Creek Technologies, Inc. * (a)	683	30,845
Envestnet, Inc. * (a)	1,161	83,863
Guidewire Software, Inc. *	720	73,161
Medallia, Inc. * (a)	1,481	41,314
nCino, Inc. * (a)	429	28,645
Q2 Holdings, Inc. *	1,102	110,429

		481,966

Specialty Retail — 1.0%
Leslie’s, Inc. *	1,877	45,967
National Vision Holdings, Inc. * (a)	921	40,353

		86,320

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. *	791	70,357

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	937	85,432

TOTAL COMMON STOCKS (Cost $5,118,832)		8,246,104

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $231,826)	231,748	231,863

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	84,030	84,038
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	10,554	10,554

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $94,592)		94,592

TOTAL SHORT-TERM INVESTMENTS (Cost $326,418)		326,455

Total Investments — 101.0% (Cost $5,445,250)		8,572,559
Liabilities in Excess of Other Assets — (1.0)%		(82,592)

Net Assets — 100.0%		8,489,967

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $95,188.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,572,559	$—	$—	$8,572,559

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$276,403	$1,944,701	$1,989,129	$(40)	$(72)	$231,863	231,748	$342	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	253,095	768,500	937,500	(57)	— (c)	84,038	84,030	319	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	32,048	321,524	343,018	—	—	10,554	10,554	9	—

Total	$561,546	$3,034,725	$3,269,647	$(97)	$(72)	$326,455		$670	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.